Provisions and contingent liabilities - Summary of contingent liabilities (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) claim installment	Dec. 31, 2024 BRL (R$) claim	Jun. 30, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2011 BRL (R$)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 3,703,191	R$ 2,481,746
Percentage of tax penalty applied to claim	150.00%
Percentage of reduction in tax settlement program	65.00%
Remaining balance tax settlement program	R$ 710
Number of installments tax settlement program | installment	9
Number of civil and administrative claims by customers and investment agents | claim	2,673	2,130
Number of labor claims by former employees | claim	228	235
Tax
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 2,105,051	R$ 1,338,518
Tax | Federal Revenue of Brazil v. Company re. Brazilian Law 10,101/00
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			R$ 196,165				R$ 168,785	R$ 138,618	R$ 59,756	R$ 23,381
Tax | Employees Profit Sharing Plan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				R$ 587,342	R$ 402,871	R$ 227,507
Tax | Amortization of Goodwill
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	116,367
Civil
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	1,429,045	970,615
Labor Contingent Liability [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 169,095	R$ 172,613